Operations by Business Segment and Geographic Area - Total Assets and Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment reporting information
Total assets	$ 9,327,692	$ 9,216,417
Goodwill	564,683	532,239
Energy & Chemicals
Segment reporting information
Goodwill	12,600	12,600
Mining, Industrial, Infrastructure & Power
Segment reporting information
Goodwill	17,800	16,500
Government Segment
Segment reporting information
Goodwill	58,000	58,000
Diversified Services
Segment reporting information
Goodwill	476,300	445,100
Reportable segments | Energy & Chemicals
Segment reporting information
Total assets	1,674,200	2,235,700
Reportable segments | Mining, Industrial, Infrastructure & Power
Segment reporting information
Total assets	1,067,300	862,400
Reportable segments | Government Segment
Segment reporting information
Total assets	732,000	493,700
Reportable segments | Diversified Services
Segment reporting information
Total assets	2,120,400	1,952,700
Corporate and other
Segment reporting information
Total assets	$ 3,733,800	$ 3,671,900